SCHEDULE OF CONCENTRATION RISK (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)		Jun. 30, 2025 JPY (¥)		Jun. 30, 2024 JPY (¥)		Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Total	$ 24,547		¥ 3,538,922		¥ 3,461,235		¥ 3,011,638
Customer A [member]
IfrsStatementLineItems [Line Items]
Total				[1]	656,559		733,028
Customer B [member]
IfrsStatementLineItems [Line Items]
Total		[1]		[1]		[1]	348,730
Customers [member]
IfrsStatementLineItems [Line Items]
Total					¥ 656,559		¥ 1,081,758

[1]	Less than 10%